Interest and Other Financing Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Long-term debt	$ 610,000,000	$ 681,000,000	$ 785,000,000
Lease liabilities	60,000,000	62,000,000	67,000,000
Less: amounts capitalized on qualifying assets	0	0	(24,000,000)
Total interest and other financing expense	670,000,000	743,000,000	828,000,000
Total interest income and other	(121,000,000)	(32,000,000)	(72,000,000)
Net interest and other financing expense	$ 549,000,000	$ 711,000,000	$ 756,000,000